Dreyfus
LifeTime
Portfolios, Inc.


SEMIANNUAL REPORT
March 31, 2000


(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Performance

                                 Statement of Investments

                             8         Income Portfolio

                            13         Growth & Income Portfolio

                            23         Growth Portfolio

                                 Statement of Financial Futures

                           12         Income Portfolio

                           22         Growth & Income Portfolio

                           29         Growth Portfolio

                           30      Statement of Assets and Liabilities

                           32      Statement of Operations

                                   Statement of Changes in Net Assets

                           34         Income Portfolio

                           36         Growth & Income Portfolio

                           38         Growth Portfolio

                                  Financial Highlights

                           40         Income Portfolio

                           42         Growth & Income Portfolio

                           44         Growth Portfolio

                           46      Notes to Financial Statements

                                   FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                   Back Cover

                                                                 The Portfolios

Dreyfus LifeTime
Portfolios, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 1999 through March 31, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Steven A. Falci.

The past six months have been highly volatile for investors in stocks and bonds. While the stock market's advance through the fourth quarter of 1999 was led primarily by technology stocks and large-cap growth stocks in a fast-growing economy, the large-capitalization market sector corrected substantially during the first two months of 2000. In March, investor sentiment appeared to shift once more, and large companies provided strong returns overall. However, technology stocks, which had dominated the stock market as a group during most of the reporting period, provided high levels of volatility and relatively modest returns during the final month of the reporting period.

Most sectors of the bond market declined over the past six months. This was primarily a response to efforts by the Federal Reserve Board to forestall a potential re-emergence of inflationary pressures. The Federal Reserve raised short-term interest rates three times during the reporting period, following two rate hikes in the months before the reporting period began.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus LifeTime Portfolios, Inc.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
April 12, 2000




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2000, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO  CUSTOMIZED BLENDED INDEX(2)
--------------------------------------------------------------------------------

Investor Shares                        11.11%                  16.33%

Restricted Shares                      11.21%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         6.08%                  10.75%

Restricted Shares                       6.20%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         4.44%                   5.27%

Restricted Shares                       4.68%

The total returns for the Growth Portfolio and the Growth and Income Portfolio compare with a 17.50% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The total return for the Income Portfolio compares with a 1.56% for the Lehman Brothers Intermediate Government/Corporate Bond Index.(3)

We attribute the underperformance of the Growth and Growth and Income portfolios to our underexposure to stocks during the period. While this helped to reduce risk in the portfolios, it held back our performance. The Income Portfolio's returns also reflect our attempts to limit volatility by offsetting stock market risk through diversification.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc., consist of three separate portfolios offering a range of investment approaches: Income Portfolio, the most conservative; Growth and Income Portfolio, a more moderate fund; and Growth Portfolio, the most aggressive of the three. While the port

                                                                   The Portfolio


DISCUSSION OF PERFORMANCE (CONTINUED)

folios  are  managed  using  the  same  basic investment philosophy, each varies
according   to   its   own   investment   goals   and  risk  tolerance  levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth and Growth and Income Portfolios will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks; Growth Portfolio -- 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth and Growth and Income Portfolios are 65% and 35%, respectively. The allowable maximum equity positions for the Growth and Growth and Income Portfolios are 100% and 65% , respectively. In addition, we use proprietary computer models that assess the relative values of stock and bond prices across different markets, using variables such as price-to-earnings ratios, interest-rate levels and the shape of the yield curve.

When selecting securities for each portfolio, we generally attempt to mirror the sector weightings of the benchmark indices. However, we seek to produce returns that exceed the benchmarks by using a highly disciplined security selection process that considers a company's stock price as well as its growth and
earnings   prospects   and   the   quality   of   those   earnings   prospects.

What other factors influenced the performance of the portfolios?

Our underexposure to stocks had the greatest impact on the portfolios' performances during the reporting period. In what turned out to be an especially volatile period for stocks, we believe that our limited equity exposure was a prudent move because it enabled us to reduce risk in the portfolios.

The largest stock market gains during the period stemmed from the highly volatile technology sector. Many of these companies failed to meet our criteria of being attractively priced relative to their earnings growth prospects. That's because even though their stock prices continued to rise, their earnings failed to keep pace. We were unable to hold many of these stocks in our portfolios and as a result, our performance suffered. However, during the period we maintained a technology weighting neutral to the S&P 500, which allowed us to capture a portion of the sector's gains.

What is the current strategy for the portfolios?

For the Income Portfolio, our asset allocation strategy is a constant asset mix of approximately 67.5% bonds, 22.5% stocks and 10% cash as of March 31, 2000.

Our strategy for the Growth Portfolio and the Growth and Income Portfolio can be divided into two components: asset allocation and stock selection. As for our current asset allocation strategy, we are maintaining limited exposure to the stock market because we believe that the risks continue to outweigh the potential rewards and that equities remain overvalued relative to bonds. With regard to our stock selection strategy, we continue to implement our time-tested method of considering the valuations of companies, while also placing a great deal of emphasis on earnings growth, sustainability of earnings and quality of earnings. By doing so, we hope to find investment opportunities -- beyond today' s popular "hyper-growth companies" -- that have solid growth potential going forward.

April 12, 2000

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                   ASSET CLASS EXPOSURE AS OF MARCH 31, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE Growth Portfolio, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX

     COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX"), THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX - HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX - HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

     FOR THE Growth and Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

     FOR THE Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF
     UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

STATEMENT OF INVESTMENTS


March 31, 2000 (Unaudited)

INCOME PORTFOLIO

                                                                                              Principal
BONDS AND NOTES--65.5%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--12.7%

AMVESCAP PLC, Gtd. Notes,
   6.60%, 2005                                                                                  200,000                  187,052

American Express Credit Account Master Trust,
  Asset Backed Ctfs., Ser. 1997-1, Cl. A,
   6.40%, 2005                                                                                1,000,000                  984,815

Atlantic Richfield, Notes,
   5.55%, 2003                                                                                  500,000                  478,744

Australia & New Zealand Banking Group, Sub. Notes,
   7.55%, 2006                                                                                  150,000                  150,800

Bank One, Sub. Notes,
   6%, 2009                                                                                     300,000                  271,222

Bank of America, Sub. Notes,
   7.875%, 2002                                                                                 200,000                  202,062

CIT Group, Sr. Notes,
   6.15%, 2002                                                                                  200,000                  193,525

Conseco, Notes,
   9%, 2006                                                                                     300,000                  286,908

Diageo Capital PLC, Gtd. Notes,
   7.25%, 2009                                                                                  185,000                  183,096

Fairfax Financial Holdings, Notes,
   7.375%, 2006                                                                                 150,000                  135,367

General Motors Acceptance Corp., Notes,
   5.63%, 2003                                                                                  800,000                  763,760

HSBC Holding PLC, Sub. Notes,
   7.50%, 2009                                                                                  100,000                   98,534

Hellenic Republic, Notes,
   6.95%, 2008                                                                                  150,000                  147,119

Household Finance, Sr. Unsub. Notes,
   5.875%, 2009                                                                                 500,000                  440,864

Inter-American Development Bank:
   Bonds,
      6.125%, 2002                                                                              300,000                  293,929
   Sr. Unsub. Notes,
      6.50%, 2004                                                                               200,000                  195,646

Lehman Brothers, Sr. Sub. Notes,
   6.625%, 2008                                                                                 100,000                   92,035

Malaysia, Bonds,
   8.75%, 2009                                                                                  150,000                  154,708

Merrill Lynch, Notes,
   6%, 2009                                                                                     500,000                  446,277


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Norwest, Sr. Notes,
   6.75%, 2006                                                                                  400,000                  386,268

Ontario (Province Of), Bonds,
   7.625%, 2004                                                                                 250,000                  253,882

Republic Of Korea, Unsub. Notes,
   8.875%, 2008                                                                                 200,000                  207,500

Salomon Smith Barney Holdings, Notes,
   6.25%, 2003                                                                                  250,000                  241,421

Sanwa Finance Aruba, Gtd. Notes,
   8.35%, 2009                                                                                  100,000                   99,661

Sumitomo Bank International Finance, Notes,
   8.50%, 2009                                                                                  150,000                  152,410

Transamerica Financial, Notes,
   7.25%, 2002                                                                                  300,000                  298,556

US Bank, Notes,
   5.70%, 2008                                                                                  300,000                  262,619

United Mexican States, Notes,
   9.875%, 2010                                                                                 150,000                  159,000

Wells Fargo, Notes,
   6.50%, 2002                                                                                  275,000                  270,280

Westpac Banking, Sub. Deb.,
   7.875%,2002                                                                                  400,000                  400,748

                                                                                                                       8,438,808

INDUSTRIAL--7.2%

Carter Holt Harvey, Sr. Notes,
   8.875%, 2004                                                                                 200,000                  207,187

Comcast Cable Communications, Notes,
   6.20%, 2008                                                                                  250,000                  223,045

Comdisco, Notes,
   6.375%, 2001                                                                                 500,000                  489,777

duPont (EI)deNemours, Notes,
   6.50%, 2002                                                                                  500,000                  493,059

Electronic Data Systems, Notes,
   7.125%, 2009                                                                                 100,000                   98,406

Exxon Mobil, Deb.,
   8.375%, 2001                                                                               1,000,000                1,011,159

Federated Department Stores, Sr. Notes,
   8.125%, 2002                                                                                 300,000                  303,259

                                                                                                        The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Monsanto, Notes,
   5.625%, 2001                                                                                 500,000  (a)             484,962

Nordstrom, Sr. Notes,
   5.625%, 2009                                                                                 200,000                  175,431

Norfolk Southern, Sr. Notes,
   6.20%, 2009                                                                                  250,000                  224,398

Petro Geo-Services, Sr. Notes,
   6.625%, 2008                                                                                 180,000                  162,431

Safeway, Notes,
   7.50%, 2009                                                                                  200,000                  200,500

Time Warner, Notes,
   7.75%, 2005                                                                                  250,000                  251,644

Viacom, Sr. Notes,
   7.75%, 2005                                                                                  175,000                  175,645

Wal-Mart Stores, Sr. Notes,
   6.875%, 2009                                                                                 300,000                  292,800

                                                                                                                       4,793,703

UTILITIES--4.8%

MCI Worldcom, Sr. Notes,
   6.40%, 2005                                                                                  500,000                  477,928

National Rural Utilities Cooperative Finance,
  Collateral Trust,
   5.50%, 2005                                                                                  500,000                  463,427

New Jersey Bell Telephone, Deb.,
   5.875%, 2006                                                                                 300,000                  275,765

Niagara Mohawk Power, First Mortgage,
   7.75%, 2006                                                                                  200,000                  201,786

Philadelphia Electric, First Refunding Mortgage,
   6.625%, 2003                                                                                 500,000                  486,418

Southern New England Telecommunications, Notes,
   6.50%, 2002                                                                                1,000,000                  988,211

Sprint Capital, Gtd. Notes,
   5.70%, 2003                                                                                  300,000                  284,465
                                                                                                                3,178,000

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--40.8%

Federal Home Loan Bank, Bonds,
   Ser. 121, 5.25%, 4/25/2002                                                                   830,000                  803,887

Federal Home Loan Bank, Notes:
   Ser. 98, 5.50%, 8/13/2001                                                                  1,000,000                  982,670
   Ser. 114, 5.125%, 2/26/2002                                                                1,000,000                  967,500

Federal Home Loan Mortgage Corp., Notes:
   5.50%, 5/15/2002                                                                             500,000                  485,699
   5.75%, 4/15/2008                                                                             500,000                  457,162

Federal National Mortgage Association:
   5.25%, 1/15/2003                                                                           1,400,000                1,337,974
   5.125%, 2/13/2004                                                                          1,500,000                1,402,032
   5.75%, 6/15/2005                                                                             500,000                  471,865
   5.25%, 1/15/2009                                                                           1,275,000                1,115,242

U.S. Treasury Bonds:
   11.625%, 11/15/2004                                                                          950,000                1,144,683
   7.625%, 2/15/2007                                                                            500,000                  508,635

U.S. Treasury Notes:
   6.375%, 3/31/2001                                                                          1,815,000                1,814,710
   8%, 5/15/2001                                                                              1,000,000                1,016,740
   7.875%, 8/15/2001                                                                          1,905,000                1,939,519
   7.50%, 11/15/2001                                                                          1,385,000                1,405,969
   6.375%, 8/15/2002                                                                            370,000                  369,282
   5.375%, 6/30/2003                                                                            600,000                  582,012
   5.75%, 8/15/2003                                                                           1,885,000                1,847,658
   7.25%, 8/15/2004                                                                           2,220,000                2,293,238
   5.875%, 11/15/2004                                                                           200,000                  196,468
   7.875%, 11/15/2004                                                                           260,000                  275,301
   6.50%, 8/15/2005                                                                           1,000,000                1,007,080
   6.875%, 5/15/2006                                                                            160,000                  164,349
   7%, 7/15/2006                                                                              1,085,000                1,122,053
   6.625%, 5/15/2007                                                                          1,625,000                1,655,680
   5.625%, 5/15/2008                                                                          1,060,000                1,019,540
   4.75%, 11/15/2008                                                                            900,000                  813,276
                                                                                                                      27,200,224

TOTAL BONDS AND NOTES

   (cost $44,964,179)                                                                                                 43,610,735

                                                                                                          The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--33.6%                                                                Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--17.3%
  Greenwich Capital Markets,
  Repurchase Agreement, 6.09%
  dated 3/31/2000 to be repurchased
  at $11,480,824 on 4/3/2000,
  collateralized by 2,420,000
  Federal Home Loan Bank Bonds,
  5.31% due 12/22/2003, $5,000,000
  Federal Home Loan Mortgage Corp. Notes, 5.20% due
  10/14/2003, $3,900,000
  Federal Home Loan Mortgage Corp. Notes, 5% due
  10/20/2003 and $750,000
  Federal Home Loan Mortgage Corp. Notes, 5% due
   1/15/2004                                                                                 11,475,000               11,475,000

U.S. TREASURY BILLS--16.3%
   5.35%, 4/13/2000                                                                             900,000  (b)             898,704
   5.90%, 4/20/2000                                                                          10,000,000                9,971,900
                                                                                                                      10,870,604

TOTAL SHORT-TERM INVESTMENTS

   (cost $22,341,939)                                                                                                 22,345,604
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $67,306,118)                                                              99.1%               65,956,339

CASH AND RECEIVABLES (NET)                                                                          .9%                  601,513

NET ASSETS                                                                                       100.0%               66,557,852

(a)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
     1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
     NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31, 2000, THIS
     SECURITY AMOUNTED TO $484,962 OR APPROXIMATELY .7% OF NET ASSETS.

(b)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

March 31, 2000 (Unaudited)

                                                      Market Value                        Unrealized
                                                           Covered                      Appreciation
                                      Contracts   by Contracts ($)    Expiration      at 3/31/00 ($)
-----------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                       41          15,531,825     June 2000             962,160

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

March 31, 2000 (Unaudited)

GROWTH AND INCOME PORTFOLIO


COMMON STOCKS--24.9%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--2.0%

Bed Bath & Beyond                                                                                 5,800  (a)             228,375

Delphi Automotive Systems                                                                         3,400                   54,400

Delta Air Lines                                                                                   4,700                  250,275

Federated Department Stores                                                                       5,500  (a)             229,625

Ford Motor                                                                                       17,300                  794,719

Gap                                                                                               2,500                  124,531

General Motors                                                                                    5,000                  414,062

Home Depot                                                                                       13,300                  857,850

Limited                                                                                           5,000                  210,625

Office Depot                                                                                     15,800  (a)             182,687

Sears, Roebuck & Co.                                                                             11,500                  355,063

TJX Cos.                                                                                         19,700                  437,094

Target                                                                                            4,000                  299,000

Wal-Mart Stores                                                                                  21,300                1,182,150

                                                                                                                       5,620,456

CONSUMER STAPLES--1.0%

Coca-Cola                                                                                        10,400                  488,150

Estee Lauder, Cl. A                                                                               4,300                  215,269

Fortune Brands                                                                                   10,400                  260,000

PepsiCo                                                                                           8,200                  283,412

Procter & Gamble                                                                                  6,900                  388,125

Ralston-Purina Group                                                                             12,500                  342,188

Sara Lee                                                                                         28,200                  507,600

Unilever, ADR                                                                                     8,000                  385,000

                                                                                                                       2,869,744

ENERGY--1.6%

Amerada Hess                                                                                      5,600                  361,900

Atlantic Richfield                                                                                7,400                  629,000

Chevron                                                                                           3,400                  314,287

Diamond Offshore Drilling                                                                         5,200                  207,675

Duke Energy                                                                                       6,800                  357,000

Exxon Mobil                                                                                      14,800                1,151,625

Global Marine                                                                                     1,000  (a)              25,375

Kerr-Mcgee                                                                                        3,300                  190,575

Keyspan                                                                                           5,800                  160,225

                                                                                                         The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Royal Dutch Petroleum, ADR                                                                       17,900                1,030,369

                                                                                                                       4,428,031

HEALTH CARE--2.1%

Allergan                                                                                          2,700                  135,000

Amgen                                                                                             2,800  (a)             171,850

Bausch & Lomb                                                                                     3,000                  156,562

Biogen                                                                                            4,400  (a)             307,450

Biomet                                                                                            6,400                  232,800

Bristol-Myers Squibb                                                                              7,600                  438,900

Johnson & Johnson                                                                                 8,000                  560,500

Merck & Co.                                                                                      18,100                1,124,463

Pfizer                                                                                           24,500                  895,781

Schering-Plough                                                                                  19,400                  712,950

United HealthCare                                                                                 3,100                  184,837

Warner-Lambert                                                                                    7,100                  692,250

Wellpoint Health Networks                                                                         3,900  (a)             272,513

                                                                                                                       5,885,856

INTEREST SENSITIVE--4.2%

Ambac Financial Group                                                                             3,900                  196,462

American Express                                                                                  3,200                  476,600

American International Group                                                                      2,900                  317,550

Bank of America                                                                                  12,200                  639,738

CIGNA                                                                                             4,300                  325,725

Chase Manhattan                                                                                  11,800                1,028,813

Citigroup                                                                                        25,200                1,494,675

Conseco                                                                                           5,100                   58,331

Fannie Mae                                                                                        3,500                  197,531

FleetBoston Financial                                                                            10,800                  394,200

General Electric                                                                                 18,000                2,793,375

MBNA                                                                                             17,500                  446,250

MGIC Investment                                                                                   4,100                  178,863

Marsh & McLennan Cos.                                                                             4,400                  485,375

Merrill Lynch & Co.                                                                               2,100                  220,500

Morgan (JP) & Co.                                                                                 2,100                  276,675

Morgan Stanley Dean Witter & Co.                                                                  9,200                  750,375

SLM Holding                                                                                       6,100                  203,206


GROWTH AND INCOME PORTFOLIO (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

St. Paul Cos.                                                                                    10,100                  344,663

State Street                                                                                      2,600                  251,875

SunTrust Banks                                                                                    2,900                  167,475

UnionBanCal                                                                                       4,500                  124,031

XL Capital, Cl. A                                                                                 6,000                  332,250

                                                                                                                      11,704,538

PRODUCER GOODS & SERVICES--1.7%

American Power Conversion                                                                        10,500  (a)             450,187

Boeing                                                                                            8,300                  314,881

Deere & Co.                                                                                       7,100                  269,800

Dow Chemical                                                                                      4,000                  456,000

duPont(EI)deNemours                                                                               3,200                  169,200

General Dynamics                                                                                  6,500                  323,375

Georgia Pacific Group                                                                            10,800                  427,275

International Paper                                                                               6,200                  265,050

Kimberly-Clark                                                                                    3,300                  184,800

Minnesota Mining & Manufacturing                                                                  2,200                  194,838

PPG Industries                                                                                    3,200                  167,400

Rohm & Haas                                                                                       6,900                  307,913

Tyco International                                                                               11,900                  593,513

USG                                                                                               2,700                  113,231

Union Carbide                                                                                     2,900                  169,106

United Technologies                                                                               3,200                  202,200

                                                                                                                       4,608,769

SERVICES--2.0%

ALLTEL                                                                                            4,800                  302,700

America Online                                                                                   17,400  (a)           1,170,150

CBS                                                                                               5,900  (a)             334,087

Dow Jones & Co.                                                                                   2,900                  208,256

Fox Entertainment Group, Cl. A                                                                   14,000  (a)             419,125

Gannett                                                                                           3,200                  225,200

IMS Health                                                                                       10,000                  169,375

Infinity Broadcasting, Cl. A                                                                     15,500  (a)             501,813

Nextel Communications, Cl. A                                                                      2,200  (a)             326,150

Tribune                                                                                           5,600                  204,750

United States Cellular                                                                            1,900  (a)             134,900

                                                                                                                The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

VeriSign                                                                                            900  (a)             134,550

Walt Disney                                                                                       8,800                  364,100

Yahoo!                                                                                            5,200  (a)             891,150

                                                                                                                       5,386,306

TECHNOLOGY--8.0%

ADC Telecommunications                                                                            8,200  (a)             441,775

Agilent Technologies                                                                              1,800  (a)             187,200

Analog Devices                                                                                    2,400  (a)             193,350

Apple Computer                                                                                    3,100  (a)             421,019

Applied Materials                                                                                 9,000  (a)             848,250

Brocade Communications Systems                                                                    1,500  (a)             268,969

Cisco Systems                                                                                    37,400  (a)           2,891,487

Computer Associates International                                                                 6,000                  355,125

Compuware                                                                                           800  (a)              16,850

Corning                                                                                           1,300                  252,200

Dell Computer                                                                                    15,400  (a)             830,638

EMC                                                                                               2,700  (a)             337,500

Eaton                                                                                             3,500                  273,000

Gateway                                                                                           5,900  (a)             312,700

Hewlett-Packard                                                                                   2,600                  344,662

Intel                                                                                            20,900                2,757,494

International Business Machines                                                                   6,600                  778,800

Juniper Networks                                                                                    700  (a)             184,494

Lexmark International Group, Cl. A                                                                4,200  (a)             444,150

Lucent Technologies                                                                               5,600                  340,200

Micron Technology                                                                                   300  (a)              37,800

Microsoft                                                                                        30,700  (a)           3,261,875

Motorola                                                                                          4,700                  669,162

NCR                                                                                               5,200  (a)             208,650

Network Appliance                                                                                 2,600  (a)             215,150

Nokia, ADR                                                                                        1,300                  282,425

Nortel Networks                                                                                   6,400                  806,400

Oracle                                                                                           15,000  (a)           1,170,938

Portal Software                                                                                   2,200  (a)             125,263

QualComm                                                                                          5,200  (a)             776,425

RealNetworks                                                                                      1,200  (a)              68,325


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------


TECHNOLOGY (CONTINUED)

Sun Microsystems                                                                                  6,200  (a)             580,959

Tellabs                                                                                           6,900  (a)             434,592

Teradyne                                                                                          2,600  (a)             213,850

Texas Instruments                                                                                 3,700                  592,000

                                                                                                                      21,923,677

TOBACCO--.1%

Philip Morris Cos.                                                                                8,600                  181,675

UTILITIES--2.2%

AT&T                                                                                             18,900                1,063,125

Ameren                                                                                            5,900                  182,531

BellSouth                                                                                        21,500                1,010,500

Consolidated Edison                                                                               7,200                  208,800

FPL Group                                                                                        10,500                  483,656

GTE                                                                                              14,200                1,008,200

MCI WorldCom                                                                                     26,300  (a)           1,191,719

SBC Communications                                                                               16,500                  693,000

Sempra Energy                                                                                     9,000                  150,750

                                                                                                                       5,992,281

TOTAL COMMON STOCKS

   (cost $51,317,413)                                                                                                 68,601,333
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--62.4%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--11.7%

American Express Credit Account Master Trust,
  Asset Backed Ctfs., Ser. 1997-1, Cl. A,
   6.40%, 2005                                                                                3,000,000                 2,954,445

American General, Notes,
   7.75%, 2005                                                                                  500,000                   502,237

Associates N.A., Sr. Notes:
   7.50%, 2002                                                                                  550,000                   549,845
   5.75%, 2003                                                                                2,100,000                 1,989,677

Atlantic Richfield, Notes,
   5.55%, 2003                                                                                3,500,000                 3,351,208

Banco Santander Central Hispano Issuance,
   Gtd. Notes,
   7.625%, 2009                                                                               1,750,000                 1,730,375

                                                                                                        The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

BankAmerica, Sub. Notes,
   7.875%, 2002                                                                               1,000,000                 1,010,309

DaimlerChrysler N.A. Holdings, Gtd. Notes,
   7.20%, 2009                                                                                1,500,000                 1,466,805

Ford Motor Credit, Notes,
   7.50%, 2005                                                                                  500,000                   498,882

Frank Russell, Notes,
   5.625%, 2009                                                                                 750,000  (b)              655,102

General Motors Acceptance Corp.,
  Medium-Term Notes,
   5.63%, 2003                                                                                1,500,000                 1,432,050

Hyatt Equities, Notes, Series MTN,
   6.80%, 2000                                                                                  500,000  (b)             499,534

International Lease Finance, Notes,
   5.625%, 2002                                                                                 500,000                  482,476

Lehman Brothers:
  Notes,
      7.50%, 2006                                                                             2,500,000                2,451,525
   Sr. Sub. Notes,
      7.625%, 2006                                                                            1,000,000                  982,702

Merrill Lynch & Co., Notes,
   6%, 2009                                                                                   6,500,000                5,801,601

NationsBank Credit Card Master Trust, Notes,
  Ser. 1995-1, Cl. A,
   6.45%, 2003                                                                                  500,000                  500,068

Norwest, Sr. Notes,
   6.75%, 2006                                                                                1,500,000                1,448,504

Ontario (Province of), Bonds,
   7.75%, 2002                                                                                2,000,000                2,020,586

Textron Financial, Notes,
   7.125%, 2004                                                                               2,000,000                1,970,260

                                                                                                                      32,298,191

INDUSTRIAL--10.5%

Albertson's, Sr. Notes,
   6.95%, 2009                                                                                2,000,000                1,917,862

BP Amoco, Notes,
   6.25%, 2004                                                                                2,000,000                1,950,236

Comcast Cable Communications, Notes,
   6.20%, 2008                                                                                2,000,000                1,784,360



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)

Delphi Auto Systems, Notes,
   6.125%, 2004                                                                               1,000,000                  936,503

duPont(EI)deNemours, Notes,
   6.50%, 2002                                                                                3,000,000                2,958,354

Federated Department Stores, Notes,
   6.30%, 2009                                                                                2,000,000                1,818,064

Lockheed Martin, Notes,
   8.20%, 2009                                                                                1,500,000                1,500,820

Monsanto, Notes,
   5.375%, 2001                                                                               1,500,000                1,454,886

Norfolk Southern, Notes,
   6.20%, 2009                                                                                5,250,000                4,712,353

PPG Industries, Notes,
   6.75%, 2004                                                                                5,000,000                4,890,255

Philip Morris, Notes:
   7.625%, 2002                                                                               1,000,000                  976,966
   6.95%, 2006                                                                                  500,000                  492,040

Viacom, Sr. Notes,
   7.75%, 2005                                                                                  500,000                  501,842

Wal-Mart Stores, Sr. Notes,
   6.875%, 2009                                                                               3,000,000                2,928,000

                                                                                                                      28,822,541

UTILITIES--3.1%

AT&T, Notes,
   5.625%, 2004                                                                               3,000,000                2,827,554

K N Energy, Sr. Notes,
   6.65%, 2005                                                                                  500,000                  477,877

MCI Worldcom, Sr. Notes,
   6.40%, 2005                                                                                1,500,000                1,433,783

Peco Energy Transition Trust, Notes,
  Ser. 1999-A, Cl. A2,
   5.63%, 2005                                                                                  500,000                  484,023

Philadelphia Electric, First Mortgage,
   6.625%, 2003                                                                               2,000,000                1,945,672

Public Service Electric and Gas, First Mortgage,
   8.875%, 2003                                                                                 500,000                  516,985

Teco Energy, Notes,
   5.54%, 2001                                                                                  300,000                  293,427

                                                                                                      The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Wisconsin Electric Power, First Mortgage,
   7.25%, 2004                                                                                  500,000                  498,595

                                                                                                                       8,477,916

U.S. GOVERNMENT & AGENCIES--37.1%

Federal Home Loan Bank, Bonds:
   5.625%, 3/19/2001                                                                          4,800,000                4,756,800
   6.75%, 2/1/2002                                                                            4,000,000                3,985,000
   5.25%, 4/25/2002                                                                          13,100,000               12,687,861

Federal Home Loan Bank, Notes:
   4.875%, 1/22/2002                                                                          2,300,000                2,220,553
   5.125%, 2/26/2002                                                                          1,350,000                1,306,125
   5.125%, 9/15/2003                                                                          2,450,000                2,309,468

Federal Home Loan Bank, Sr. Notes,
   5.80%, 9/2/2008                                                                              500,000                  456,653

Federal Home Loan Mortgage Corp., Notes:
   5.75%, 7/15/2003                                                                             800,000                  770,552
   6.875%, 1/15/2005                                                                            900,000                892,935
   5.125%, 10/15/2008                                                                         1,550,000                1,348,996
   5.75%, 3/15/2009                                                                           2,000,000                1,812,500

Federal National Mortgage Association, Notes:
   5.375%, 3/15/2002                                                                            500,000                  485,625
   5.25%, 1/15/2003                                                                           4,900,000                4,682,910
   4.75%, 11/14/2003                                                                          6,100,000                5,661,855
   5.625%, 5/14/2004                                                                          1,000,000                  948,883
   6.50%, 4/29/2009                                                                           4,500,000                4,187,678

Tennessee Valley Authority, Bonds,
   6.375%, 6/15/2005                                                                          1,950,000                1,884,954
   5.375%, 11/13/2008                                                                         6,000,000                5,442,120

U.S. Treasury Bonds:
   11.125%, 8/15/2003                                                                         5,400,000                6,143,742
   11.625%, 11/15/2004                                                                          170,000                  204,838

U.S. Treasury Notes:
   5.625%, 11/30/2000                                                                         1,500,000                1,493,415
   5.25%, 1/31/2001                                                                           6,000,000                5,946,600
   5.375%, 2/15/2001                                                                          1,150,000                1,140,478
   8%, 5/15/2001                                                                              4,300,000                4,371,982
   5.75%, 6/30/2001                                                                             600,000                  595,062
   6.25%, 10/31/2001                                                                          1,600,000                1,594,224
   6.125%, 12/31/2001                                                                         2,600,000                2,584,270
   7.50%, 5/15/2002                                                                           3,200,000                3,263,200
   6.375%, 8/15/2002                                                                          2,725,000                2,719,713



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

U.S. Treasury Notes (continued)
   5.875%, 9/30/2002                                                                          1,400,000                1,381,408
   5.75%, 10/31/2002                                                                          1,300,000                1,278,342
   5.625%, 12/31/2002                                                                         1,500,000                1,469,175
   6.25%, 2/15/2003                                                                           1,625,000                1,616,453
   5.50%, 5/31/2003                                                                             600,000                  584,220
   5.25%, 8/15/2003                                                                             200,000                  193,112
   5.75%, 8/15/2003                                                                             850,000                  833,162
   7.50%, 2/15/2005                                                                           1,500,000                1,569,180
   6.875%, 5/15/2006                                                                          1,080,000                1,109,354
   6.50%, 10/15/2006                                                                          2,950,000                2,977,966
   6.25%, 2/15/2007                                                                           3,500,000                3,495,800

                                                                                                                     102,407,164

TOTAL BONDS AND NOTES
   (cost $176,811,898)                                                                                               172,005,812
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--11.7%
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--5.6%

   Greenwich Capital Markets, Repurchase Agreement, 6.09%
   dated 3/31/2000 to be repurchased at $15,522,874
   on 4/3/2000, collateralized by $2,765,000 Federal Home
   Loan Bank Bonds, 6% due 8/15/2002, $2,580,000
   Federal Home Loan Bank Bonds, 5.31% due 12/22/2003,
   $5,000,000 Federal Home Loan Bank Bonds, 6.01% due
   1/28/2005 and $5,784,000 Federal Home Loan Mortgage
   Corp. Notes, 6.875% due 1/15/2005                                                         15,515,000               15,515,000

U.S. TREASURY BILLS--6.1%
   5.35%, 4/13/2000                                                                           1,000,000                  998,560
   5.82%, 4/27/2000                                                                          15,800,000  (c)          15,738,064

                                                                                                                      16,736,624

TOTAL SHORT-TERM INVESTMENTS

   (cost $32,247,042)                                                                                                 32,251,624
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $260,376,353)                                                             99.0%              272,858,769

CASH AND RECEIVABLES (NET)                                                                         1.0%                2,884,265

NET ASSETS                                                                                       100.0%              275,743,034

(a)  NON-INCOME PRODUCING.

(b)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31,
     2000, THESE SECURITIES AMOUNTED TO $1,154,636, OR APPROXIMATELY .4% OF NET
     ASSETS.

(c)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                           The Portfolios


STATEMENT OF FINANCIAL FUTURES

March 31, 2000 (Unaudited)

GROWTH AND INCOME PORTFOLIO

                                                                                                     Unrealized

                                                            Market Value                           Appreciation
                                                                 Covered                          (Depreciation)
                                             Contracts  by Contracts ($)        Expiration        at 3/31/00 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

Australian All Ordinaries                           8            391,556        June 2000                (8,128)

CAC 40                                             37          2,216,498        June 2000               (98,107)

Deutsche Akteinindex                               14          2,549,466        June 2000              (163,195)

Financial Times                                    31          3,218,231        June 2000                (6,378)

Hang Seng                                           6            672,883       April 2000               (16,967)

Nikkei 300                                        137          4,134,563        June 2000               179,216

Russell 2000                                       55         14,997,125        June 2000            (1,698,620)

Standard & Poor's 500                               5          1,894,125        June 2000               118,760

                                                                                                     (1,693,419)

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF INVESTMENTS

March 31, 2000 (Unaudited)

GROWTH PORTFOLIO


COMMON STOCKS--34.8%                                                                             Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--2.9%

Bed Bath & Beyond                                                                                 3,300  (a)             129,938

Delphi Automotive Systems                                                                         1,900                   30,400

Delta Air Lines                                                                                   2,700                  143,775

Federated Department Stores                                                                       3,100  (a)             129,425

Ford Motor                                                                                        9,900                  454,781

Gap                                                                                               1,400                   69,737

General Motors                                                                                    2,800                  231,875

Home Depot                                                                                        7,500                  483,750

Limited                                                                                           2,800                  117,950

Office Depot                                                                                      9,000  (a)             104,062

Sears, Roebuck & Co.                                                                              6,500                  200,687

TJX Cos.                                                                                         11,200                  248,500

Target                                                                                            2,300                  171,925

Wal-Mart Stores                                                                                  12,100                  671,550

                                                                                                                       3,188,355

CONSUMER STAPLES--1.5%

Coca-Cola                                                                                         5,900                  276,931

Estee Lauder, Cl. A                                                                               2,400                  120,150

Fortune Brands                                                                                    5,900                  147,500

PepsiCo                                                                                           4,600                  158,987

Procter & Gamble                                                                                  3,900                  219,375

Ralston-Purina Group                                                                              7,100                  194,363

Sara Lee                                                                                         16,000                  288,000

Unilever, ADR                                                                                     4,500                  216,563

                                                                                                                       1,621,869

ENERGY--2.3%

Amerada Hess                                                                                      3,200                  206,800

Atlantic Richfield                                                                                4,200                  357,000

Chevron                                                                                           1,900                  175,631

Diamond Offshore Drilling                                                                         3,000                  119,813

Duke Energy                                                                                       3,900                  204,750

Exxon Mobil                                                                                       8,400                  653,625

Global Marine                                                                                       600  (a)              15,225

Kerr-McGee                                                                                        1,900                  109,725

KeySpan                                                                                           3,300                   91,163

Royal Dutch Petroleum, ADR                                                                       10,200                  587,137

                                                                                                                       2,520,869

                                                                                                        The Portfolios


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--3.0%

Allergan                                                                                          1,600                   80,000

Amgen                                                                                             1,600  (a)              98,200

Bausch & Lomb                                                                                     1,700                   88,719

Biogen                                                                                            2,500  (a)             174,687

Biomet                                                                                            3,600                  130,950

Bristol-Myers Squibb                                                                              4,300                  248,325

Johnson & Johnson                                                                                 4,500                  315,281

Merck & Co.                                                                                      10,300                  639,887

Pfizer                                                                                           14,000                  511,875

Schering-Plough                                                                                  11,000                  404,250

United HealthCare                                                                                 1,800                  107,325

Warner-Lambert                                                                                    4,100                  399,750

Wellpoint Health Networks                                                                         2,200  (a)             153,725

                                                                                                                       3,352,974

INTEREST SENSITIVE--5.9%

Ambac Financial Group                                                                             2,200                  110,825

American Express                                                                                  1,800                  268,087

American International Group                                                                      1,700                  186,150

Bank of America                                                                                   6,900                  361,819

CIGNA                                                                                             2,500                  189,375

Chase Manhattan                                                                                   6,700                  584,156

Citigroup                                                                                        14,300                  848,169

Conseco                                                                                           2,900                   33,169

Fannie Mae                                                                                        2,000                  112,875

FleetBoston Financial                                                                             6,200                  226,300

General Electric                                                                                 10,200                1,582,913

MBNA                                                                                              9,900                  252,450

MGIC Investment                                                                                   2,300                  100,337

Marsh & McLennan Cos.                                                                             2,500                  275,781

Merrill Lynch & Co.                                                                               1,200                  126,000

Morgan (J.P.) & Co.                                                                               1,200                  158,100

Morgan Stanley Dean Witter & Co.                                                                  5,200                  424,125

SLM Holding                                                                                       3,500                  116,594

St. Paul Cos.                                                                                     5,700                  194,513

State Street                                                                                      1,500                  145,313

SunTrust Banks                                                                                    1,700                   98,175


GROWTH PORTFOLIO (CONTINUED)



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

UnionBanCal                                                                                       2,600                   71,663

XL Capital, Cl. A                                                                                 3,200                  177,200

                                                                                                                       6,644,089

PRODUCER GOODS & SERVICES--2.3%

American Power Conversion                                                                         5,800  (a)             248,675

Boeing                                                                                            4,700                  178,306

Deere & Co.                                                                                       4,100                  155,800

Dow Chemical                                                                                      2,300                  262,200

duPont(EI)deNemours                                                                               1,800                   95,175

General Dynamics                                                                                  3,700                  184,075

Georgia Pacific Group                                                                             6,100                  241,331

International Paper                                                                               3,500                  149,625

Kimberly-Clark                                                                                    1,900                  106,400

Minnesota Mining & Manufacturing                                                                  1,300                  115,131

PPG Industries                                                                                    1,800                   94,163

Rohm & Haas                                                                                       3,900                  174,038

Tyco International                                                                                6,800                  339,150

USG                                                                                               1,600                   67,100

Union Carbide                                                                                     1,700                   99,131

United Technologies                                                                               1,800                  113,738

                                                                                                                       2,624,038

SERVICES--2.7%

ALLTEL                                                                                            2,700                  170,269

America Online                                                                                    9,800  (a)             659,050

CBS                                                                                               3,400  (a)             192,525

Dow Jones & Co.                                                                                   1,700                  122,081

Fox Entertainment Group, Cl. A                                                                    7,900  (a)             236,506

Gannett                                                                                           1,800                  126,675

IMS Health                                                                                        5,700                   96,544

Infinity Broadcasting, Cl. A                                                                      8,800  (a)             284,900

Nextel Communications, Cl. A                                                                      1,200  (a)             177,900

Tribune                                                                                           3,200                  117,000

United States Cellular                                                                            1,100  (a)              78,100

VeriSign                                                                                            500  (a)              74,750

Walt Disney                                                                                       5,000                  206,875

Yahoo!                                                                                            3,000  (a)             514,125

                                                                                                                       3,057,300

                                                                                                                The Portfolios


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--11.1%

ADC Telecommunications                                                                            4,600  (a)             247,825

Agilent Technologies                                                                              1,000  (a)             104,000

Analog Devices                                                                                    1,400  (a)             112,787

Apple Computer                                                                                    1,800  (a)             244,462

Applied Materials                                                                                 5,000  (a)             471,250

Brocade Communications Systems                                                                      900  (a)             161,381

Cisco Systems                                                                                    21,200  (a)           1,639,025

Computer Associates International                                                                 3,400                  201,237

Compuware                                                                                           400  (a)               8,425

Corning                                                                                             700                  135,800

Dell Computer                                                                                     8,700  (a)             469,256

EMC                                                                                               1,500  (a)             187,500

Eaton                                                                                             2,000                  156,000

Gateway                                                                                           3,300  (a)             174,900

Hewlett-Packard                                                                                   1,500                  198,844

Intel                                                                                            11,900                1,570,056

International Business Machines                                                                   3,700                  436,600

Juniper Networks                                                                                    400  (a)             105,425

Lexmark International Group, Cl. A                                                                2,400  (a)             253,800

Lucent Technologies                                                                               3,200                  194,400

Micron Technology                                                                                   100  (a)              12,600

Microsoft                                                                                        17,500  (a)           1,859,375

Motorola                                                                                          2,700                  384,412

NCR                                                                                               2,900  (a)             116,363

Network Appliance                                                                                 1,400  (a)             115,850

Nokia, ADR                                                                                          700                  152,075

Nortel Networks                                                                                   3,600                  453,600

Oracle                                                                                            8,600  (a)             671,338

Portal Software                                                                                   1,300  (a)              74,019

QUALCOMM                                                                                          3,000  (a)             447,938

RealNetworks                                                                                        700  (a)              39,856

Sun Microsystems                                                                                  3,500  (a)             327,961

Tellabs                                                                                           3,900  (a)             245,639

Teradyne                                                                                          1,500  (a)             123,375

Texas Instruments                                                                                 2,100                  336,000
                                                                                                                     12,433,374


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TOBACCO--.1%

Philip Morris Cos.                                                                                4,900                  103,513

UTILITIES--3.0%

AT&T                                                                                             10,700                  601,875

Ameren                                                                                            3,400                  105,187

BellSouth                                                                                        12,200                  573,400

Consolidated Edison                                                                               4,100                  118,900

FPL Group                                                                                         6,000                  276,375

GTE                                                                                               8,100                  575,100

MCI WorldCom                                                                                     15,000  (a)             679,688

SBC Communications                                                                                9,400                  394,800

Sempra Energy                                                                                     5,100                   85,425

                                                                                                                       3,410,750

TOTAL COMMON STOCKS
   (cost $28,813,291)                                                                                                 38,957,131
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

BONDS AND NOTES--31.4%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BONDS:
   11.125%, 8/15/2003                                                                         2,800,000                3,185,644
   9.375%, 2/15/2006                                                                            600,000                  685,476

U.S. TREASURY NOTES:
   6.25%, 4/30/2001                                                                           1,050,000                1,048,320
   6.625%, 6/30/2001                                                                            490,000                  491,000
   7.875%, 8/15/2001                                                                            280,000                  285,074
   6.25%, 10/31/2001                                                                            500,000                  498,195
   7.50%, 11/15/2001                                                                            460,000                  466,964
   5.875%, 11/30/2001                                                                           490,000                  485,203
   6.125%, 12/31/2001                                                                         2,065,000                2,052,507
   6.25%, 2/28/2002                                                                             500,000                  497,840
   6.625%, 4/30/2002                                                                          1,000,000                1,002,700
   7.50%, 5/15/2002                                                                             975,000                  994,256
   6.375%, 8/15/2002                                                                            925,000                  923,206
   5.875%, 9/30/2002                                                                            480,000                  473,626
   5.75%, 10/31/2002                                                                             90,000                   88,501
   5.625%, 12/31/2002                                                                           550,000                  538,697
   5.50%, 1/31/2003                                                                             230,000                  224,411
   6.25%, 2/15/2003                                                                             910,000                  905,213
   5.50%, 2/28/2003                                                                             500,000                  487,425
   5.50%, 5/31/2003                                                                           1,000,000                  973,700
                                                                                                               The Portfolios

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES (CONTINUED)
   5.375%, 6/30/2003                                                                          1,030,000                  999,121
   5.25%, 8/15/2003                                                                             250,000                  241,390
   5.75%, 8/15/2003                                                                             460,000                  450,887
   5.875%, 2/15/2004                                                                            500,000                  491,920
   7.25%, 5/15/2004                                                                           2,300,000                2,371,185
   7.25%, 8/15/2004                                                                           1,300,000                1,342,887
   7.875%, 11/15/2004                                                                         1,685,000                1,784,162
   6.875%, 5/15/2006                                                                            570,000                  585,493
   7%, 7/15/2006                                                                              1,500,000                1,551,225
   6.50%, 10/15/2006                                                                          6,755,000                6,819,037
   6.625%, 5/15/2007                                                                            450,000                  458,496
   6.125%, 8/15/2007                                                                          1,170,000                1,159,996
   5.50%, 5/15/2009                                                                             600,000                  570,656

TOTAL BONDS AND NOTES
   (cost $36,082,250)                                                                                                 35,134,413
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--32.6%
-----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--7.7%

  Greenwich Capital Markets, Repurchase Agreement,
  6.09% dated 3/31/2000 to be repurchased at
  $8,629,377 on 4/3/2000, collateralized by
  $7,990,000 Federal Home Loan Bank Bonds,
  5.695% due 12/23/2002 and by $1,020,000
  Federal Home Loan Mortgage Corp.,
  6.54% due 8/26/2008                                                                         8,625,000                8,625,000

U.S. TREASURY BILLS--24.9%

   5.35%, 4/13/2000                                                                           1,250,000                1,248,200
   5.82%, 4/27/2000                                                                          26,700,000  (b)          26,595,336

                                                                                                                      27,843,536

TOTAL SHORT-TERM INVESTMENTS
   (cost $36,459,387)                                                                                                 36,468,536
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $101,354,928)                                                             98.8%              110,560,080

CASH AND RECEIVABLES (NET)                                                                         1.2%                1,380,944

NET ASSETS                                                                                       100.0%              111,941,024

(a)  NON-INCOME PRODUCING.

(b)  PARTIALLY HELD BY THE CUSTODIAN/BROKER IN A SEGREGATED ACCOUNT AS
     COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.





STATEMENT OF FINANCIAL FUTURES

March 31, 2000 (Unaudited)

GROWTH PORTFOLIO

                                                                                                   Unrealized
                                                           Market Value                           Appreciation
                                                                Covered                          (Depreciation)
                                            Contracts  by Contracts ($)        Expiration        at 3/31/00 ($)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

Australian All Ordinaries                           6           293,674        June 2000                 (6,700)

CAC 40                                             33         1,976,877        June 2000                (87,501)

Deutsche Akteinindex                               12         2,185,256        June 2000               (139,882)

Financial Times                                    30         3,114,417        June 2000                 (6,172)

Hang Seng                                           4           448,589       April 2000                (10,026)

Nikkei 300                                        117         3,530,977        June 2000                153,053

Russell 2000                                       45        12,270,375        June 2000             (1,389,780)

Standard & Poor's 500                              30        11,364,750        June 2000                704,510

                                                                                                       (782,498)

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                             The Portfolios


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2000 (Unaudited)

                                                                                        Growth and
                                                                               Income       Income        Growth
                                                                            Portfolio    Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
  See Statement of Investments
  [cost--Note 5(b)]                                                        65,956,339  272,858,769   110,560,080

Cash                                                                          104,422      240,093       217,673

Dividends and interest receivable                                             701,682    2,973,743       721,052

Receivable for futures variation margin--Note 5(a)                            112,750      764,337       713,839

Receivable for shares of Common Stock subscribed                                   14        1,000         1,000

Receivable for investment securities sold                                          --    6,989,523     3,007,927

Prepaid expenses                                                               13,179       13,160        14,444

                                                                           66,888,386  283,840,625   115,236,015
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  34,504      180,946        71,037

Due to Distributor                                                              3,311       15,991         4,637

Payable for shares of Common Stock redeemed                                   149,458      563,421       177,019

Payable for investment securities purchased                                   122,567    7,292,337     3,014,376

Accrued expenses                                                               20,694       44,896        27,922

                                                                              330,534    8,097,591     3,294,991
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             66,557,852  275,743,034   111,941,024
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            66,180,814  252,196,901    95,506,451

Accumulated undistributed investment
   income--net                                                                827,183    2,767,282       910,331

Accumulated net realized gain (loss)
   on investments                                                             (62,526)   9,989,854     7,101,588

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   $962,160, ($1,693,419) and ($782,498) net
   unrealized appreciation (depreciation) on
   financial futures for the Income Portfolio,
   the Growth and Income Portfolio and the
   Growth Portfolio, respectively]--Note 5(b)                                (387,619)   10,788,997    8,422,654
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             66,557,852   275,743,034  111,941,024


                                                                                          Growth and
                                                                               Income         Income        Growth
NET ASSET VALUE PER SHARE                                                   Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             50,868,438    199,649,185    89,745,569

Shares Outstanding                                                          3,869,771     11,780,476     4,953,745
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   13.15          16.95         18.12
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             15,689,414     76,093,849    22,195,455

Shares Outstanding                                                          1,195,083      4,294,505     1,219,569
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   13.13         17.72          18.20

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 The Portfolios



STATEMENT OF OPERATIONS

Six Months Ended March 31, 2000 (Unaudited)



                                                                                          Growth and
                                                                               Income         Income        Growth
                                                                            Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    1,998,575    6,709,762       1,883,393

Cash dividends (net of $658 and $351
   foreign taxes withheld at source for the
   Growth and Income Portfolio and the
   Growth Portfolio, respectively)                                                --       389,708         213,248

TOTAL INCOME                                                                1,998,575    7,099,470       2,096,641

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            194,904    1,046,363         378,045

Shareholder servicing costs--Note 4(b)                                         31,984      138,236          41,419

Auditing fees                                                                  14,199       16,665          15,049

Registration fees                                                              13,595       21,256          12,914

Custodian fees--Note 4(b)                                                       3,579       22,320           9,536

Prospectus and shareholders' reports                                            3,303       15,554           1,747

Directors' fees and expenses--Note 4(c)                                         1,809        9,591           2,721

Legal fees                                                                      1,019       53,552           2,952

Loan commitment fees--Note 3                                                      475        2,347             685

Miscellaneous                                                                   8,643       16,586           3,193

TOTAL EXPENSES                                                                273,510     1,342,470        468,261

INVESTMENT INCOME--NET                                                      1,725,065     5,757,000      1,628,380





                                                                                           Growth and
                                                                               Income         Income        Growth
                                                                            Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                      (160,302)     2,771,565     2,248,209

Net realized gain (loss) on financial futures                                 299,940      7,060,791     5,190,804

NET REALIZED GAIN (LOSS)                                                      139,638      9,832,356     7,439,013

Net unrealized appreciation (depreciation)
   on investments [including $1,584,913,
   ($1,039,636) and ($184,398) net unrealized
   appreciation (depreciation) on financial futures
   for the Income Portfolio, the Growth and
   Income Portfolio and the Growth Portfolio,
   respectively]                                                              982,136        820,175     1,111,076

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                           1,121,774     10,652,531     8,550,089

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          2,846,839     16,409,531    10,178,469

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      The Portfolios


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           March 31, 2000          Year Ended
INCOME PORTFOLIO                              (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,725,065           2,671,877

Net realized gain (loss) on investments           139,638           2,499,116

Net unrealized appreciation
   (depreciation) on investments                  982,136          (2,406,310)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,846,839           2,764,683
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (2,217,948)         (1,893,485)

   Investor Class shares                         (736,854)           (342,649)

Net realized gain on investments:

   Restricted Class shares                     (1,337,810)           (946,742)

   Investor Class shares                         (466,674)           (185,368)

TOTAL DIVIDENDS                                (4,759,286)         (3,368,244)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     11,855,349          34,163,058

   Investor Class shares                        4,909,041          17,711,187

Dividends reinvested:

   Restricted Class shares                      3,527,886           2,836,547

   Investor Class shares                        1,098,516             522,995

Cost of shares redeemed:

   Restricted Class shares                     (8,333,938)        (31,820,840)

   Investor Class shares                       (5,760,998)        (14,079,208)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS              7,295,856           9,333,739

TOTAL INCREASE (DECREASE) IN NET ASSETS         5,383,409           8,730,178
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            61,174,443           52,444,265

END OF PERIOD                                  66,557,852           61,174,443

Undistributed investment income--net              827,183           2,056,920


                                         Six Months Ended
                                           March 31, 2000          Year Ended
INCOME PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                       897,017           2,502,527

Shares issued for dividends reinvested            274,544             213,596

Shares redeemed                                 (637,971)          (2,325,407)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     533,590             390,716
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       374,012           1,307,028

Shares issued for dividends reinvested             85,488              39,382

Shares redeemed                                  (443,739)         (1,030,673)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      15,761             315,737

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                           March 31, 2000  Year Ended
GROWTH AND INCOME PORTFOLIO                   (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          5,757,000           7,773,185

Net realized gain (loss) on investments         9,832,356          19,627,022

Net unrealized appreciation (depreciation)
   on investments                                 820,175             298,845

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   16,409,531          27,699,052
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (7,058,207)         (7,141,044)

   Investor Class shares                       (2,195,261)           (145,634)

Net realized gain on investments:

   Restricted Class shares                    (13,611,437)         (5,112,081)

   Investor Class shares                       (4,412,846)           (111,323)

TOTAL DIVIDENDS                               (27,277,751)        (12,510,082)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     11,762,010           49,284,067

   Investor Class shares                       15,240,204           10,805,692

Dividends reinvested:

   Restricted Class shares                     20,666,969           12,251,329

   Investor Class shares                        6,416,255              256,461

Cost of shares redeemed:

   Restricted Class shares                    (28,424,916)         (58,520,579)

   Investor Class shares                      (11,983,878)          (1,262,237)

Net assets received in connection
   with reorganization--Note 1

      Investor Class shares                           --            54,557,437

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             13,676,644           67,372,170

TOTAL INCREASE (DECREASE) IN NET ASSETS         2,808,424           82,561,140
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           272,934,610          190,373,470

END OF PERIOD                                 275,743,034          272,934,610

Undistributed investment income--net            2,767,282            6,263,750


                                         Six Months Ended
                                           March 31, 2000          Year Ended
GROWTH AND INCOME PORTFOLIO (CONTINUED)       (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                       694,884           2,787,679

Shares issued for dividends reinvested          1,257,880             728,812

Shares redeemed                               (1,697,483)          (3,312,365)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     255,281             204,126
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       865,585             585,101

Shares issued for dividends reinvested            373,255              14,621

Shares redeemed                                  (678,975)            (67,897)

Shares issued in connection
   with reorganization--Note 1                        --            2,970,357

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     559,865           3,502,182

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                           March 31, 2000          Year Ended
GROWTH PORTFOLIO                              (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,628,380           1,781,597

Net realized gain (loss) on investments         7,439,013           9,208,431

Net unrealized appreciation
   (depreciation) on investments                1,111,076           3,485,618

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   10,178,469          14,475,646
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (1,997,818)         (1,457,071)

   Investor Class shares                         (223,624)            (73,161)

Net realized gain on investments:

   Restricted Class shares                     (7,926,825)         (2,589,945)

   Investor Class shares                         (970,790)           (152,993)

TOTAL DIVIDENDS                               (11,119,057)         (4,273,170)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     11,489,230           52,573,276

   Investor Class shares                       16,248,937            6,501,470

Dividends reinvested:

   Restricted Class shares                      9,816,463            3,995,453

   Investor Class shares                        1,192,173              225,768

Cost of shares redeemed:

   Restricted Class shares                     (9,036,235)         (44,050,777)

   Investor Class shares                       (5,038,670)          (1,414,942)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             24,671,898           17,830,248

TOTAL INCREASE (DECREASE) IN NET ASSETS        23,731,310           28,032,724
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            88,209,714           60,176,990

END OF PERIOD                                 111,941,024           88,209,714

Undistributed investment income--net              910,331            1,503,393



                                         Six Months Ended
                                           March 31, 2000          Year Ended
GROWTH PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                       638,734           2,899,690

Shares issued for dividends reinvested            567,754             237,966

Shares redeemed                                  (506,624)         (2,434,295)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     699,864             703,361
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       910,890             351,259

Shares issued for dividends reinvested             68,594              13,375

Shares redeemed                                  (281,231)            (78,498)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     698,253             286,136

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the portfolios' financial statements.


                                          Six Months Ended                         RESTRICTED CLASS SHARES
                                                                          -----------------------------------------
                                            March 31, 2000                        Year Ended September 30,
                                                                          -----------------------------------------
INCOME PORTFOLIO                                (Unaudited)       1999        1998        1997(a)      1996(b)    1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.55       13.78       14.04       13.42        13.52      12.50

Investment Operations:

Investment income--net                                 .35(d)      .65(d)      .61         .71          .64        .40

Net realized and unrealized
   gain (loss) on investments                          .26         .11         .57         .99          .31        .62

Total from
   Investment Operations                               .61         .76        1.18        1.70          .95       1.02

Distributions:

Dividends from
   investment income--net                             (.63)       (.66)       (.73)       (.65)        (.62)        --

Dividends from net realized
   gain on investments                                (.38)       (.33)       (.71)       (.43)        (.43)        --

Total Distributions                                  (1.01)       (.99)      (1.44)      (1.08)       (1.05)        --

Net asset value, end of period                       13.15       13.55       13.78       14.04        13.42      13.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      4.68(e)     5.66        9.14       13.50         7.30       8.24(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .39(e)      .79         .88         .68          .60        .30(e)

Ratio of net investment income
   to average net assets                              2.69(e)     4.84        5.15        5.87         5.75       3.08(e)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --          --          --         .14          .61        .26(e)

Portfolio Turnover Rate                              20.66(e)   158.10       64.58       72.08        32.95       5.66(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      50,868      45,221      40,582      22,727       12,889      8,141

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
     CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                      INVESTOR CLASS SHARES
                                                                      -----------------------------------------
INCOME                                      March 31, 2000                     Year Ended September 30,
                                                                      -----------------------------------------
PORTFOLIO (CONTINUED)                           (Unaudited)      1999      1998       1997(a)     1996(b)    1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                            13.53         13.74     14.01      13.39       13.51      12.50

Investment Operations:

Investment income--net                              .34(d)        .60(d)    .65        .72         .73        .39

Net realized and unrealized
   gain (loss) on investments                       .24           .13       .49        .95         .18        .62

Total from
   Investment Operations                            .58           .73      1.14       1.67         .91       1.01

Distributions:

Dividends from
   investment income--net                          (.60)         (.61)     (.70)      (.62)       (.60)        --

Dividends from net realized
   gain on investments                             (.38)         (.33)     (.71)      (.43)       (.43)        --

Total Distributions                                (.98)         (.94)    (1.41)     (1.05)      (1.03)        --

Net asset value, end of period                    13.13         13.53     13.74      14.01       13.39      13.51
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                   4.44(e)       5.44      8.92      13.19        7.07       8.08(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .52(e)      1.07       1.13        .97         .85        .43(e)

Ratio of net investment
   income to average net assets                    2.55(e)      4.59       4.92       5.52        5.50       2.95(e)

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                                  --       --          --        .15         .61        .26(e)

Portfolio Turnover Rate                           20.66(e)   158.10       64.58      72.08       32.95       5.66(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                   15,689      15,953      11,862      10,136      8,701      8,122

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                The Portfolios


FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                    RESTRICTED CLASS SHARES
                                                                      -----------------------------------------
GROWTH AND                                  March 31, 2000                    Year Ended September 30,
                                                                      -----------------------------------------
INCOME PORTFOLIO                                (Unaudited)  1999   1998       1997(a)        1996(b)       1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.71        16.46        18.43       15.34         14.31      12.50

Investment Operations:

Investment income--net                                 .36(d)       .64(d)       .70          .58          .33        .27

Net realized and unrealized
   gain (loss) on investments                          .69         1.69          .30         3.16         1.60       1.54

Total from Investment Operations                      1.05         2.33         1.00         3.74         1.93       1.81

Distributions:

Dividends from
   investment income--net                             (.62)        (.63)        (.63)        (.34)        (.42)        --

Dividends from net realized
   gain on investments                               (1.19)        (.45)        (2.34)       (.31)        (.48)        --

Total Distributions                                  (1.81)       (1.08)      (2.97)         (.65)        (.90)        --

Net asset value,
   end of period                                     16.95        17.71        16.46        18.43        15.34      14.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      6.20(e)     14.51         6.28        25.22        14.17      14.48(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .44(e)       .84          .84          .78          .75        .38(e)

Ratio of net investment income
   to average net assets                              2.10(e)      3.65         4.06         3.52         3.60       2.10(e)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --          .01           --          .06          .39        .33(e)

Portfolio Turnover Rate                              31.76(e)    142.50        76.78       107.85       122.52      33.55(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     199,649      204,096      186,397      172,705      124,677      9,248

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
     CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                  INVESTOR CLASS SHARES
                                                                   -----------------------------------------
GROWTH AND INCOME                           March 31, 2000                 Year Ended September 30,
                                                                   -----------------------------------------
PORTFOLIO (CONTINUED)                           (Unaudited)    1999      1998       1997(a)  1996(b)    1995(c)
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                             18.43      17.10     19.05      15.43    14.29      12.50

Investment Operations:

Investment income--net                               .35(d)     .45(d)    .72(d)     .57(d)   .90(d)     .27
Net realized and unrealized
   gain (loss) on investments                        .72       1.92       .28       3.36     1.12       1.52

Total from Investment Operations                    1.07       2.37      1.00       3.93     2.02       1.79

Distributions:

Dividends from
   investment income--net                          (.59)       (.59)      (.61)       --     (.40)        --

Dividends from net realized
   gain on investments                            (1.19)       (.45)     (2.34)     (.31)    (.48)        --

Total Distributions                               (1.78)      (1.04)     (2.95)     (.31)    (.88)        --

Net asset value,
   end of period                                  17.72       18.43      17.10     19.05    15.43      14.29
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                   6.08(e)    14.17       6.04     25.85    14.84      14.32(e)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .59(e)     1.35       1.08      1.00     1.00        .51(e)

Ratio of net investment income
   to average net assets                           1.96(e)     3.37       3.81      3.58     3.35       1.98(e)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                           --         .06         --       .05      .39        .33(e)

Portfolio Turnover Rate                           31.76(e)   142.50      76.78    107.85   122.52      33.55(e)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                   76,094      68,839      3,976       683      160      8,602

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                    The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                        Six Months Ended                    RESTRICTED CLASS SHARES
                                                                   -----------------------------------------
                                          March 31, 2000                    Year Ended September 30,
                                                                   -----------------------------------------
GROWTH PORTFOLIO                             (Unaudited)        1999      1998         1997(a)     1996(b)   1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                            18.47        15.89      20.52       16.59       14.84      12.50

Investment Operations:

Investment income--net                              .30(d)       .42(d)     .52         .41         .28        .21

Net realized and unrealized
   gain (loss) on investments                      1.67         3.27       (.02)       4.94        2.48       2.13

Total from Investment Operations                   1.97         3.69        .50        5.35        2.76       2.34

Distributions:

Dividends from
   investment income--net                          (.47)       (.40)       (.55)       (.30)       (.31)       --

Dividends from net realized
   gain on investments                            (1.85)       (.71)      (4.58)      (1.12)       (.70)       --

Total Distributions                               (2.32)      (1.11)      (5.13)      (1.42)      (1.01)       --

Net asset value,
   end of period                                  18.12       18.47       15.89       20.52       16.59      14.84
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  11.21(e)    23.93        3.17       34.70       19.73      18.72(e)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .44(e)      .96         .94         .83         .75        .38(e)

Ratio of net investment income
   to average net assets                           1.63(e)     2.33        2.84        2.38        2.38       1.51(e)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                           --          --          --         .20         .53        .26(e)

Portfolio Turnover Rate                           31.98(e)    95.42       89.23      118.49       77.83      52.86(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period ($ x 1,000)                     89,746      78,554      56,431      46,960      28,143     11,898

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
     CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                          Six Months Ended                       INVESTOR CLASS SHARES
                                                                        -----------------------------------------
GROWTH                                      March 31, 2000                      Year Ended September 30,
                                                                        -----------------------------------------
PORTFOLIO (CONTINUED)                           (Unaudited)    1999      1998       1997(a)     1996(b)    1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                            18.52       15.93     20.50       16.58      14.82      12.50

Investment Operations:

Investment income--net                              .27(d)      .39(d)    .44(d)      .62        .32        .19

Net realized and unrealized
   gain (loss) on investments                      1.69        3.25       .03        4.68       2.42       2.13

Total from Investment Operations                   1.96        3.64       .47        5.30       2.74       2.32

Distributions:

Dividends from
   investment income--net                          (.43)      (.34)      (.46)      (.26)       (.28)        --

Dividends from net realized
   gain on investments                            (1.85)      (.71)     (4.58)     (1.12)       (.70)        --

Total Distributions                               (2.28)     (1.05)     (5.04)     (1.38)       (.98)        --

Net asset value,
   end of period                                  18.20      18.52      15.93      20.50       16.58      14.82
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  11.11(e)   23.50       2.97      34.32       19.58      18.56(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .58(e)    1.24       1.18       1.06        1.00        .51(e)

Ratio of net investment income
   to average net assets                           1.55(e)    2.14       2.65       2.05        2.08       1.39(e)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                           --         --         --        .27         .53        .26(e)

Portfolio Turnover Rate                           31.98(e)   95.42      89.23     118.49       77.83      52.86(e)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period ($ x 1,000)                     22,195      9,656      3,746      8,662      14,458     11,939

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                          The Portfolios



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

Dreyfus   LifeTime  Portfolios,  Inc.  (the  "fund") is  registered  under  the
Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

On September 23, 1999, pursuant to an Agreement and Plan of Reorganization, previously approved by the fund's Board of Directors, all or substantially all of the Dreyfus Asset Allocation Fund's assets and liabilities were transferred to the Growth and Income Portfolio in a tax free exchange for Investor Class shares of the Growth and Income Portfolio at net asset value. 4,291,269 shares valued at $12.71 per share, representing net assets of $54,557,437 (including $147,484 net unrealized appreciation on investments) were exchanged by Dreyfus Asset Allocation Fund for 2,970,357 Investor Class shares of the Growth & Income Portfolio.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--Significant Accounting Policies:

(a) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity

                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

and type; indications as to values from dealers; and general market conditions.

(b) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended March 31, 2000, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $1,687, $2,412 and $2,840, respectively. Income earned under this arrangement is included in interest income.

(d) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

(f) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The Growth and Income Portfolio has an unused capital loss carryover of approximately $164,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1999. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the portfolio's merger with Dreyfus Asset Allocation Fund. If not applied, the carryover expires in fiscal 2007.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2000, no Portfolios borrowed under the Facility.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4-Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement "Agreement" with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Dreyfus had undertaken from September 24, 1999 through December 31, 1999, that, if the aggregate expenses of the Growth & Income Portfolio, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expense and commitment fees on borrowings, cause the expenses of its Investor Class to exceed 1.13% of the value of the average daily net assets of the Investor Class, the Growth & Income Portfolio may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear such excess expense. No expense reimbursement was required pursuant to the undertaking during the period ended March 31, 2000

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF
TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%
$600 million up to $1.2 billion                      .25 of 1%
$1.2 billion up to $1.8 billion                      .20 of 1%
In excess of $1.8 billion                            .15 of 1%

(b) Under the Shareholder Services Plan, each Portfolio pays the distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents.


During the period ended March 31, 2000, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                  Income Portfolio                     $ 20,880
                  Growth and Income Portfolio            91,709
                  Growth Portfolio                       20,377

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 2000, each Portfolio was charged the following pursuant to the transfer agency agreement:


                  Income Portfolio                      $ 4,798
                  Growth and Income Portfolio            22,068
                  Growth Portfolio                        3,882

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended March 31, 2000, each Portfolio was charged the following pursuant to the custody agreement:


                  Income Portfolio                     $  3,579
                  Growth and Income Portfolio            22,320
                  Growth Portfolio                        9,536

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 5--Securities Transactions:

(a) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2000:


                                                                            PURCHASES ($)                          SALES ($)
                                                                 -------------------------------------------------------------------

        Income Portfolio                                                       11,949,395                           8,913,301
        Growth and Income Portfolio                                            77,853,598                          87,285,517
        Growth Portfolio                                                       33,549,242                          22,266,339

                                                                                                     The Portfolios


NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian or broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2000, are set forth in the Statements of Financial Futures.

(b)   The   following   summarizes   accumulated   net  unrealized  appreciation
(depreciation) on investments and financial futures for each Portfolio at March 31, 2000:


                                                      GROSS                              GROSS
                                                  APPRECIATION ($)                 (DEPRECIATION) ($)             NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                        988,188                         (1,375,807)                  (387,619)

Growth and
    Income Portfolio                                 20,374,582                         (9,585,585)                10,788,997

Growth Portfolio                                     12,602,752                         (4,180,098)                 8,422,654

At March 31, 2000, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of March 31, 2000 was as follows:


                  Income Portfolio                $  67,306,118
                  Growth and Income Portfolio       260,376,353
                  Growth Portfolio                  101,354,928


                                                           For More Information

                        Dreyfus LifeTime
                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

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can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   DRPSA003